Term Loan (Narrative) (Details) $ in Thousands, $ in Millions	6 Months Ended
	Sep. 30, 2024 CAD ($)	Sep. 30, 2025 USD ($)	Jun. 30, 2025 CAD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 CAD ($)	Mar. 31, 2024 USD ($)
Short-Term Debt [Line Items]
Term loan balance		$ 2,857		$ 3,558
Atlantic Term Loans [Member]
Short-Term Debt [Line Items]
Term loan	$ 13.6				$ 11,000
Interest rate	3.33%				3.33%
Term loan balance		2,857		3,558			$ 5,608
Debt periodic payment	$ 0.2
Atlantic Term Loans [Member] | Term Loan 1 [Member]
Short-Term Debt [Line Items]
Interest rate			4.39%			5.31%
Term loan balance		1,759	$ 2.8	2,191		$ 4.2	3,454
Atlantic Term Loans [Member] | Term Loan 2 [Member]
Short-Term Debt [Line Items]
Interest rate						5.15%
Term loan balance		$ 1,098		$ 1,367		$ 2.6	$ 2,154